SUBSIDIARY PUBLIC ISSUERS (Tables)	12 Months Ended
Dec. 31, 2020
Subsidiary Public Issuer [Abstract]
Condensed Financial Information	The following tables set forth consolidated summary financial information for our partnership, the Fincos, BIPIC and BIPC Holdings:

For the year ended December 31, 2020 US$ MILLIONS	Our partnership(2)	The Fincos	BIPIC	BIPC Holdings	Subsidiaries of our partnership other than the Fincos, BIPIC, and BIPC Holdings(3)	Consolidating adjustments(4)	Our partnership consolidated
Revenues	$—	$—	$—	$—	$—	$8,885	$8,885
Net income attributable to partnership(1)	141	—	—	5	389	(141)	394
For the year ended December 31, 2019
Revenues	$—	$—	$—	$—	$—	$6,597	$6,597
Net income attributable to partnership(1)	52	—	—	—	233	(52)	233
For the year ended December 31, 2018
Revenues	$—	$—	$—	$—	$—	$4,652	$4,652
Net income attributable to partnership(1)	192	—	—	—	410	(192)	410
As at December 31, 2020
Current assets	$—	$—	$—	$—	$—	$3,711	$3,711
Non-current assets	5,363	—	944	2,238	7,232	41,843	57,620
Current liabilities	—	—	77	—	—	5,447	5,524
Non-current liabilities	—	2,027	—	591	—	31,516	34,134
Non-controlling interests
Redeemable Partnership Units held by Brookfield	—	—	—	—	—	1,687	1,687
BIPC exchangeable shares	—	—	—	—	—	638	638
Exchange LP Units	—	—	—	—	—	12	12
In operating subsidiaries	—	—	—	—	—	13,954	13,954
Preferred unitholders	—	—	—	—	—	1,130	1,130
As at December 31, 2019
Current assets	$—	$—	$—	$—	$—	$5,841	$5,841
Non-current assets	5,983	—	889	—	8,905	34,690	50,467
Current liabilities	—	—	75	—	—	5,364	5,439
Non-current liabilities	—	1,655	—	—	—	27,037	28,692
Non-controlling interests
Redeemable Partnership Units held by Brookfield	—	—	—	—	—	2,039	2,039
Exchange LP Units	—	—	—	—	—	18	18
In operating subsidiaries	—	—	—	—	—	14,113	14,113
Preferred unitholders	—	—	—	—	—	935	935

(1)Includes net income attributable to non-controlling interest – Redeemable Partnership Units held by Brookfield, Exchange LP units, BIPC exchangeable shares, general partner and limited partners.
(2)Includes investments in all subsidiaries of our partnership under the equity method.
(3)Includes investments in all other subsidiaries of the Holding LP, Brookfield Infrastructure Holdings (Canada) Inc., Brookfield Infrastructure US Holdings I Corporation and BIP Bermuda Holdings I Limited under the equity method.
(4)Includes elimination of intercompany transactions and balances necessary to present our partnership on a consolidated basis.